Summary of Common Stock Reserved for Future Issuance (Detail)	Mar. 31, 2015
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock reserved for future issuance	3,122,559
Contingent Consideration Classified as Equity
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock reserved for future issuance	321,429
Warrant
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock reserved for future issuance	741,047
Stock Options And Restricted Stock Units
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock reserved for future issuance	1,616,460
Bluehill I D
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock reserved for future issuance	10,355
Employee Stock
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock reserved for future issuance	293,888
Stock Incentive Plan Twenty Eleven
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock reserved for future issuance	139,380